Document and Entity Information Document	Jul. 31, 2019
Cover page.
Document Type	8-K
Document Period End Date	Jul. 31, 2019
Entity Registrant Name	SUNPOWER CORP
Entity Central Index Key	0000867773
Amendment Flag	false
Entity File Number	001-34166
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3008969
Entity Address, Address Line One	77 Rio Robles
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	240-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false